Premises and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Land	¥ 268,948	¥ 271,083
Buildings	743,473	735,188
Equipment and furniture	418,647	480,068
Leasehold improvements	90,306	89,200
Construction in progress	23,875	11,575
Software	657,702	668,448
Total	2,202,951	2,255,562
Less: Accumulated depreciation and amortization	1,110,962	1,150,693
Premises and equipment-net	¥ 1,091,989	¥ 1,104,869